Segment reporting - Narrative (Details) - segment	1 Months Ended	11 Months Ended
	Jan. 16, 2021	Dec. 31, 2021
Disclosure of operating segments [abstract]
Number of reportable segments	4	6
Number of reportable regional vehicle segments		5